Cash and Cash Equivalents and Restricted Cash and Cash Equivalents (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restricted cash and cash equivalents
Maximum original maturity period of highly liquid debt instruments to be considered as cash equivalents	3 months			3 months
Restricted cash and cash equivalents	$ 393,200		$ 571,634	$ 308,039
Net change in restricted cash and cash equivalents	(175,400)	(130,100)	261,605	101,766	(160,516)
Fleet debt
Restricted cash and cash equivalents
Restricted cash and cash equivalents	351,600		494,000
Net change in restricted cash and cash equivalents	$ (142,400)